Segments (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Financial Information by Geographic Area

Financial information relating to CTS’ continuing operations by geographic area were as follows:

	Year ended December 31,
($ in thousands)	2013	2012	2011
Net Sales
United States	$223,212	$122,986	$86,552
Singapore	13,812	14,458	15,195
United Kingdom	28,167	30,981	31,923
China	72,509	60,864	67,616
Canada	38,061	39,186	34,094
Czech Republic	18,117	20,213	26,014
Other non-U.S.	15,583	15,793	18,463

Consolidated net sales	$409,461	$304,481	$279,857

Schedule of Revenue by Geographic Areas

Sales are attributed to countries based upon the origin of the sale.

	Year ended December 31,
($ in thousands)	2013	2012	2011
Long-Lived Assets
United States	$36,664	$45,957	$30,363
China	33,277	34,615	34,904
United Kingdom	2,004	2,669	7,153
Singapore	117	1,111	3,877
Canada	478	563	605
Taiwan	1,775	1,764	2,105
Thailand	—	5,839	3,625
Switzerland	19	714	1,721
Other non-U.S	535	493	507

Consolidated long-lived assets	$74,869	$93,725	$84,860